Loan Servicing Assets	12 Months Ended
Dec. 31, 2018
Mortgage Banking [Abstract]
Loan Servicing Assets

Note 6 – Loan Servicing Assets

The principal balance of loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were approximately $418.6 million and $435.5 million at December 31, 2018 and 2017, respectively. The carrying value of capitalized servicing rights, net of valuation allowances, is included in other assets. A summary of loan servicing rights follows:

	2018	2017	2016
	(dollars in thousands)
Beginning of year servicing rights:	$2,125	$2,271	$2,040
Amounts capitalized	388	587	982
Amortization	(663)	(733)	(751)
Impairment	—	—	—
End of year	$1,850	$2,125	$2,271

Note 6 – Mortgage Servicing Assets (Continued)

Amortization expense is estimated as follows:

Year ending December 31,
(dollars in thousands)
2019	$437
2020	378
2021	319
2022	261
2023	202
Thereafter	253
Total	$1,850

The amortization does not anticipate or pro-forma loan prepayments.

The fair value of mortgage servicing rights was $3.5 and $3.3 million at December 31, 2018 and 2017, respectively. The key assumptions used to value mortgage servicing rights were as follows:

	2018	2017
Weighted average remaining life	259 months	264 months
Weighted average discount rate	12%	13%
Weighted average coupon	4.02%	3.94%
Weighted average prepayment speed	132%	150%